SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 01, 2024	Jan. 14, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Loss incurred			$ 18,018,373	$ 16,189,652
Working capital deficit			5,934,270	5,857,870
Proceeds from issuance of long-term debt				1,365,000
Proceeds from debt financing subscriptions				$ 2,250,000
Settlement of convertible debenture			$ 1,365,000
Maturity date			Sep. 12, 2024	Sep. 12, 2024
Accrued interest	$ 59,788		$ 59,788	$ 59,788	1,182
Cash equivalents				0	0
Impairment charge				$ 0	$ 0
Proceeds from debt financing subscriptions			601,601
Gross proceeds from convertible debenture financing			$ 4,276,389
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives				3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives				5 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Subscription proceeds		$ 601,601
Gross proceeds from convertible debenture financing		4,276,389
Settlement of convertible debenture		$ 1,365,000
Accrued interest	$ 59,788